Investments (Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	$ 25,884	$ 25,999
Additions:
Additional credit impairment	0	0
Deductions:
Sold	(3,114)	(115)
Ending Balance	22,770	25,884
Debt Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	21,186	21,186
Additions:
Additional credit impairment	0	0
Deductions:
Sold	0	0
Ending Balance	21,186	21,186
Equity Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	4,698	4,813
Additions:
Additional credit impairment	0	0
Deductions:
Sold	(3,114)	(115)
Ending Balance	$ 1,584	$ 4,698